Stockholders’ Equity (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Analysis of the Stock Option Grant Activity under the Plan [Line Items]
Number, Outstanding Opening balance	5,047,450	127,281
Weighted Average Exercise Price, Outstanding Opening balance	$ 14.11	$ 514.97
Weighted Average Remaining Life, Outstanding Opening balance	2 years 8 months 23 days	2 years 8 months 23 days	4 years 6 months 14 days
Number, Granted	50,000	5,975,936
Weighted Average Exercise Price, Granted	$ 5.23	$ 3.92
Weighted Average Remaining Life, Granted	4 years 9 months 7 days	2 years 8 months 19 days
Number, Exercised		(1,055,374)
Weighted Average Exercise Price, Exercised		$ 0.24
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited	(400)	(393)
Weighted Average Exercise Price, Expired or forfeited	$ 400	$ 8,249.36
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance	5,097,050	5,047,450	127,281
Weighted Average Exercise Price, Outstanding Ending balance	$ 13.63	$ 14.11	$ 514.97
Weighted Average Remaining Life, Outstanding Ending balance	2 years 6 months 21 days
Stock Options [Member]
Schedule of Analysis of the Stock Option Grant Activity under the Plan [Line Items]
Number, Outstanding Opening balance	45,572	1,127
Weighted Average Exercise Price, Outstanding Opening balance	$ 173.12	$ 6,802.93
Weighted Average Remaining Life, Outstanding Opening balance	9 years 8 months 26 days	9 years 8 months 26 days	5 years 8 months 26 days
Number, Granted		44,445
Weighted Average Exercise Price, Granted		$ 5.01
Weighted Average Remaining Life, Granted		9 years 10 months 9 days
Number, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance	45,572	45,572	1,127
Weighted Average Exercise Price, Outstanding Ending balance	$ 173.12	$ 173.12	$ 6,802.93
Weighted Average Remaining Life, Outstanding Ending balance	9 years 5 months 26 days
Warrants [Member]
Schedule of Analysis of the Stock Option Grant Activity under the Plan [Line Items]
Number, Outstanding Opening balance	13,320,000
Weighted Average Exercise Price, Outstanding Opening balance	$ 0.02
Weighted Average Remaining Life, Outstanding Opening balance	9 years 11 months 19 days	9 years 11 months 19 days
Number, Granted		13,320,000
Weighted Average Exercise Price, Granted		$ 0.02
Weighted Average Remaining Life, Granted		9 years 11 months 19 days
Number, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance	13,320,000	13,320,000
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.02	$ 0.02
Weighted Average Remaining Life, Outstanding Ending balance	9 years 8 months 19 days